Goodwill and Core Deposit Intangibles - Schedule of Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill, Beginning balance			$ 18,130	$ 18,130	$ 18,130	$ 18,130
Goodwill, Ending balance	$ 18,130		18,130		18,130	18,130	$ 18,130
Beginning Balance			1,549	1,107	1,107
Amortization	(86)	$ (61)	(173)	(121)	(275)	(363)	(487)
Ending Balance	$ 1,376		1,376		1,549	1,107
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance			$ 1,549	$ 1,107	1,107	1,470
Acquired in acquisition					717
Amortization					(275)	(363)
Ending Balance					$ 1,549	$ 1,107	$ 1,470